Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 52.3%
	CONSUMER DISCRETIONARY — 5.4%
5,225	Acushnet Holdings Corp.	$410,110
19,307	Dana, Inc.	386,912
6,340	Green Brick Partners, Inc.*	468,272
1,332	Installed Building Products, Inc.	328,551
3,936	Johnson Outdoors, Inc. - Class A	158,975
3,597	Kontoor Brands, Inc.	286,933
2,025	Modine Manufacturing Co.*	287,874
4,593	Patrick Industries, Inc.	475,054
4,943	Polaris, Inc.	287,337
12,325	Upbound Group, Inc.	291,240
8,267	YETI Holdings, Inc.*	274,299
		3,655,557
	CONSUMER STAPLES — 0.5%
5,334	Chefs' Warehouse, Inc.*	311,132
	ENERGY — 3.0%
7,442	Aris Water Solutions, Inc. - Class A	183,520
25,417	Atlas Energy Solutions, Inc.	288,991
8,541	HF Sinclair Corp.	447,036
14,526	Northern Oil & Gas, Inc.	360,245
17,431	Oil States International, Inc.*	105,632
10,309	Range Resources Corp.	388,031
9,879	SM Energy Co.	246,678
		2,020,133
	FINANCIALS — 13.2%
8,140	1st Source Corp.	501,098
5,141	Atlantic Union Bankshares Corp.	181,426
5,153	Axos Financial, Inc.*	436,201
12,922	Bank OZK	658,763
6,588	BankUnited, Inc.	251,398
7,255	Cadence Bank	272,353
7,263	ConnectOne Bancorp, Inc.	180,195
5,596	Enterprise Financial Services Corp.	324,456
6,228	Equity Bancshares, Inc. - Class A	253,480
8,780	Five Star Bancorp	282,716
6,489	Hamilton Insurance Group, Ltd. - Class B*,1	160,927
25,653	Heritage Commerce Corp.	254,734
14,752	Home BancShares, Inc.	417,482
3,564	Jackson Financial, Inc. - Class A	360,784
5,265	Kemper Corp.	271,411
4,050	Lakeland Financial Corp.	260,010
11,124	National Bank Holdings Corp. - Class A	429,831
16,108	Old Second Bancorp, Inc.	278,427

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
12,398	Origin Bancorp, Inc.	$427,979
1,096	Piper Sandler Cos.	380,301
5,099	Preferred Bank	460,899
5,961	QCR Holdings, Inc.	450,890
4,589	Selective Insurance Group, Inc.	372,030
5,106	Texas Capital Bancshares, Inc.*	431,610
1,549	WaFd, Inc.	46,919
3,990	Wintrust Financial Corp.	528,436
		8,874,756
	HEALTH CARE — 5.4%
33,862	AdaptHealth Corp.*	303,065
3,373	Addus HomeCare Corp.*	397,980
16,093	ADMA Biologics, Inc.*	235,923
3,627	ANI Pharmaceuticals, Inc.*	332,233
22,855	Catalyst Pharmaceuticals, Inc.*	450,244
3,995	Corcept Therapeutics, Inc.*	332,024
6,770	Halozyme Therapeutics, Inc.*	496,512
2,160	ICU Medical, Inc.*	259,114
751	Krystal Biotech, Inc.*	132,574
3,631	LeMaitre Vascular, Inc.	317,749
3,688	Mesa Laboratories, Inc.	247,133
8,990	Simulations Plus, Inc.*	135,479
		3,640,030
	INDUSTRIALS — 12.0%
994	AAON, Inc.	92,879
934	Acuity, Inc.	321,660
2,719	Alamo Group, Inc.	519,057
1,165	Applied Industrial Technologies, Inc.	304,123
7,019	Astec Industries, Inc.	337,825
5,854	AZZ, Inc.	638,847
7,378	Enerpac Tool Group Corp. - Class A	302,498
3,547	EnerSys	400,669
1,770	Enpro, Inc.	400,020
20,314	Gates Industrial Corp. PLC*,1	504,194
6,431	Gibraltar Industries, Inc.*	403,867
7,299	Helios Technologies, Inc.	380,497
1,050	IES Holdings, Inc.*	417,533
17,858	Manitowoc Co., Inc.*	178,759
5,727	Mercury Systems, Inc.*	443,270
12,365	MRC Global, Inc.*	178,303
2,526	Oshkosh Corp.	327,622
9,823	Resideo Technologies, Inc.*	424,157
2,001	Simpson Manufacturing Co., Inc.	335,087

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,803	UFP Industries, Inc.	$262,052
1,382	Valmont Industries, Inc.	535,843
8,416	Wabash National Corp.	83,066
1,261	WESCO International, Inc.	266,702
		8,058,530
	INFORMATION TECHNOLOGY — 3.7%
3,479	Axcelis Technologies, Inc.*	339,690
3,320	Belden, Inc.	399,296
4,443	Diodes, Inc.*	236,412
10,398	Ichor Holdings, Ltd.*,1	182,173
1,633	Insight Enterprises, Inc.*	185,198
4,127	MKS, Inc.	510,799
1,993	Plexus Corp.*	288,367
7,961	Progress Software Corp.	349,727
		2,491,662
	MATERIALS — 2.5%
1,473	Eagle Materials, Inc.	343,268
7,709	H.B. Fuller Co.	456,990
2,140	Hawkins, Inc.	391,021
1,740	Materion Corp.	210,209
2,024	Quaker Chemical Corp.	266,662
		1,668,150
	REAL ESTATE — 4.3%
12,862	American Assets Trust, Inc. - REIT	261,356
14,170	Americold Realty Trust - REIT	173,441
11,456	Community Healthcare Trust, Inc. - REIT	175,277
6,746	COPT Defense Properties - REIT	196,039
14,766	Cushman & Wakefield PLC*,1	235,075
1,229	EastGroup Properties, Inc. - REIT	208,020
5,176	Essential Properties Realty Trust, Inc. - REIT	154,038
4,536	First Industrial Realty Trust, Inc. - REIT	233,468
15,181	Kite Realty Group Trust - REIT	338,536
8,959	Phillips Edison & Co., Inc. - REIT	307,562
8,652	PotlatchDeltic Corp. - REIT	352,569
9,573	UMH Properties, Inc. - REIT	142,159
10,373	Xenia Hotels & Resorts, Inc. - REIT	142,318
		2,919,858
	UTILITIES — 2.3%
2,018	ALLETE, Inc.	133,995
4,115	American States Water Co.	301,712
7,825	Avista Corp.	295,863

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
3,621	IDACORP, Inc.	$478,515
11,038	UGI Corp.	367,124
		1,577,209
	TOTAL COMMON STOCKS
	(Cost $31,469,747)	35,217,017
	EXCHANGE-TRADED FUNDS — 0.3%
1,061	iShares Russell 2000 Value ETF	187,596
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $175,828)	187,596
	SHORT-TERM INVESTMENTS — 1.5%
1,013,823	Goldman Sachs FS Government Fund - Institutional Class, 3.96%[2]	1,013,823
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,013,823)	1,013,823
	TOTAL INVESTMENTS — 54.1%
	(Cost $32,659,398)	36,418,436
	Other Assets in Excess of Liabilities — 45.9%	30,924,997
	NET ASSETS — 100.0%	$67,343,433

PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.